Long-Term Debt	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

Debt	December 31, 2012	June 30, 2013
Current portion of long-term debt	$14,427,250	$188,328,551
Long-term debt	181,114,926	-
Total long-term debt	$195,542,176	$188,328,551

The loan and credit facilities are secured by first-priority mortgages on all the vessels described in Note 1, other than the M/V Priceless Seas as discussed in Note 5.

Details of the loan and credit facilities as of December 31, 2012 are discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.

In the first quarter of 2013, the Company finalized the documentation with all of its lenders and completed its debt restructuring as discussed in Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.

On May 17, 2013, the Company signed an agreement with China Development Bank (“CDB”) for a $69,000,000 credit facility to partially finance the two 4,800 TEU containerships currently under construction, that are expected to be delivered in the third quarter of 2014. The CDB credit facility is available for drawdown upon the delivery of the vessels subject to certain contingencies and conditions, among which is the approval of Box Ships’ shareholders to act jointly and severally as guarantor, along with the company. The CDB credit facility will be used to finance the lower of 60% of the construction cost of the vessels, or 80% of the vessels’ market value at delivery. The facility matures ten years after the drawdown date. Under the terms of the credit facility, amounts borrowed will bear interest at LIBOR, plus a margin of 4.00%. In relation to the option the Company has granted to Box Ships to acquire the two 4,800 TEU containerships, the facility can be freely transferred to Box Ships in the event such option is declared.

On June 18, 2013, the Company signed an amending agreement with the syndicate led by Nordea Bank Finland Plc (“Nordea”), in relation to the secured loan facility dated May 5, 2011. The amending agreement removed the condition precedent relating to the full repayment of the outstanding loan due from Box Ships before the drawdown of the undrawn portion of the facility. In addition, the undrawn portion of the facility relating to the M/V Priceless Seas and Hull no. 625 was amended to be the lower of $25,394,427 (decreased from $33,802,880) and an amount equal to 65% of the aggregate fair value of the respective vessels and the already mortgaged vessels, the M/V Prosperous Seas and the M/V Precious, less the outstanding loan amount prior to the proposed drawdown date. Under the facility, the Company is only permitted to drawdown the undrawn portion of the facility if no event of default has occurred or would result from the borrowing of the loan.

On August 21, 2013, the Company agreed with HSBC Bank Plc to extend the existing waivers relating to the financial covenants of EBITDA coverage ratio and interest coverage ratio for two quarters. More specifically, the expiration date of the respective waivers was extended from January 1, 2014 to July 1, 2014.

As of June 30, 2013, the Company has no unused facility in respect of its secured loans and credit facilities other than the undrawn portion of the syndicated secured loan facility led by Nordea and the CDB credit facility discussed above.

As of June 30, 2013, the Company was in compliance with all of its debt covenants. On January 1, 2014, several of the waivers obtained following the completion of the Company’s debt restructuring expire. Given the current drybulk market, it is probable that the Company will not be in compliance with the EBITDA coverage ratio contained in one of its loan and credit facilities, as of March 31, 2014 and June 30, 2014, unless the chartering market experiences a significant improvement between now and then. Thus, as of June 30, 2013, the Company has classified its long-term debt as current, along with the associated restricted cash, deferred financing fees and interest rate swap assets and liabilities, as discussed in Note 3. The Company is currently in negotiations with its respective lender to extend the waiver period of the aforementioned covenant.